UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-22888

Wildermuth Endowment Strategy Fund

(Exact name of Registrant as specified in charter)

11525 Park Woods Circle, Ste. 200

Alpharetta, GA 30005

(Address of principal executive offices) (Zip code)

Daniel Wildermuth

Wildermuth Advisory, LLC

11525 Park Woods Circle, Ste. 200

Alpharetta, GA 30005

(Name and address of agent for service)

Registrant's telephone number, including area code: (678) 222-1100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

FORM N-Q

Item 1. Schedule of Investments.

Wildermuth Endowment Strategy Fund

Schedule of Investments

03/31/2016 (Unaudited)

Number of Shares		Value
	Common Stocks – 30.1% Agriculture – 0.3%
1,448	Swedish Match AB	$ 49,227
	Airlines – 1.1%
18,401	Qantas Airways, Ltd.(a)	57,609
2,834	Spirit Airlines, Inc.(a)	135,976
		193,585
	Apparel – 0.5%
10,238	Iconix Brand Group, Inc.(a)	82,416
	Auto Manufacturers – 0.3%
1,084	PACCAR, Inc.	59,284
	Auto Parts & Equipment – 0.8%
206	Continental AG	46,951
1,023	Cooper-Standard Holding, Inc.(a)	73,492
13,607	SORL Auto Parts, Inc.(a)	24,493
		144,936
	Banks – 1.3%
857	Capital One Financial Corp.	59,399
10,164	Mitsubishi UFJ Financial Group, Inc., ADR	46,653
2,127	Western Alliance Bancorp(a)	70,999
4,310	Yamaguchi Financial Group, Inc.	39,229
		216,280
	Beverages – 0.3%
634	Heineken Holding NV	49,550
	Biotechnology – 1.1%
319	Biogen, Inc.(a)	83,042
211	China Biologic Products, Inc.(a)	24,156
661	United Therapeutics Corp.(a)	73,655
		180,853
	Building Materials – 1.0%
8,501	Asahi Glass Co., Ltd.	46,591
2,774	Owens Corning	131,155
		177,746
	Chemicals – 1.3%
747	Celanese Corp.	48,928
1,157	Croda International PLC	50,534
3,887	Kraton Performance Polymers, Inc.(a)	67,245
14,053	Teijin, Ltd.	49,013
		215,720

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

03/31/2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued) Commercial Services – 1.5%
548	Equifax, Inc.	$ 62,631
4,070	Total System Services, Inc.	193,650
		256,281
	Computers – 0.5%
723	Apple, Inc.	78,800
	Diversified Financial Services – 1.2%
2,915	Ally Financial, Inc.(a)	54,569
2,739	Encore Capital Group, Inc.(a)	70,502
1,011	Euronext NV(b)	42,041
76,000	Haitong International Securities Group, Ltd.	43,896
		211,008
	Electric – 1.3%
1,614	Brookfield Infrastructure Partners LP	67,998
680	Huaneng Power International, Inc., ADR	24,181
1,569	Ormat Technologies, Inc.	64,706
1,218	Public Service Enterprise Group, Inc.	57,416
		214,301
	Electronics – 0.1%
7,944	AU Optronics Corp., ADR	23,435
	Engineering & Construction – 0.3%
1,117	Boskalis Westminster	43,973
	Entertainment – 0.1%
1,766	Bona Film Group, Ltd., ADR(a)	23,929
	Food – 1.1%
1,184	Cal-Maine Foods, Inc.	61,461
13,272	J Sainsbury PLC	52,703
1,151	Tyson Foods, Inc., Class A	76,726
		190,890
	Healthcare-Products – 0.5%
4,194	Exactech, Inc.(a)	84,970
	Healthcare-Services – 0.5%
603	Chemed Corp.	81,676
	Home Furnishings – 0.3%
5,829	Panasonic Corp.	53,599

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

03/31/2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Household Products/Wares – 0.4%
703	Helen of Troy, Ltd.(a)	$ 72,894
	Insurance – 1.4%
2,493	AmTrust Financial Services, Inc.	64,519
3,118	Greenlight Capital Re, Ltd., Class A(a)	67,941
248	Muenchener Rueckver AG	50,519
523	Swiss Re AG	48,548
		231,527
	Internet – 0.8%
6,885	Web.com Group, Inc.(a)	136,461
	Leisure Time – 0.3%
2,996	TUI AG	46,826
	Lodging – 0.1%
677	Homeinns Hotel Group, ADR(a)	24,135
	Machinery-Diversified – 0.5%
1,079	Alamo Group, Inc.	60,111
1,138	Hollysys Automation Technologies, Ltd.(a)	23,955
		84,066
	Oil & Gas – 0.6%
1,723	Murphy Oil Corp.	43,402
1,730	Neste Oyj	57,016
		100,418
	Oil & Gas Services – 1.3%
17,723	Gulfmark Offshore, Inc., Class A(a)	109,351
2,190	National Oilwell Varco, Inc.	68,109
3,443	World Point Terminals LP	50,096
		227,556
	Pharmaceuticals – 2.1%
2,426	Daiichi Sankyo Co., Ltd.	54,015
2,861	Mitsubishi Tanabe Pharma Corp.	49,815
784	Novartis AG, ADR	56,793
448	USANA Health Sciences, Inc.(a)	54,396
2,366	VCA, Inc.(a)	136,495
		351,514
	Pipelines – 2.2%
682	Buckeye Partners LP	46,335
1,800	DCP Midstream Partners LP	49,014
6,090	Energy Transfer Equity LP	43,422
1,752	Genesis Energy LP	55,696

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

03/31/2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Pipelines (Continued)
767	Phillips 66 Partners LP	$ 48,007
1,003	Spectra Energy Partners LP	48,264
905	TC PipeLines LP	43,639
2,387	Williams Partners LP	48,814
		383,191
	Retail – 1.4%
1,236	Asbury Automotive Group, Inc.(a)	73,962
416	Pandora A/S	54,561
872	Target Corp.	71,748
763	World Fuel Services Corp.	37,067
		237,338
	Semiconductors – 1.4%
2,483	Cirrus Logic, Inc.(a)	90,406
809	NXP Semiconductors NV(a)	65,586
1,100	Synaptics, Inc.(a)	87,714
		243,706
	Software – 0.6%
1,214	Changyou.com, Ltd., ADR(a)	22,799
762	Fiserv, Inc.(a)	78,166
		100,965
	Telecommunications – 0.8%
3,915	ARRIS International PLC(a)	89,732
13,023	Koninklijke KPN NV	54,659
		144,391
	Transportation – 0.4%
4,661	Ship Finance International, Ltd.	64,741
	Trucking & Leasing – 0.4%
182	AMERCO	65,030
	Total Common Stocks (Cost $5,136,587)	5,147,218
	Exchange Traded Funds – 31.1%
	Asset Allocation Funds – 1.0%
3,713	SPDR Barclays Convertible Securities ETF	160,402
	Closed-End Funds – 0.9%
17,927	PIMCO High Income Fund	159,730
	Debt Funds – 7.5%
3,591	iShares Core U.S. Aggregate Bond ETF	398,026

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

03/31/2016 (Unaudited)

Number of Shares		Value
	EXCHANGE TRADED FUNDS (Continued)
	Debt Funds (Continued)
3,390	iShares iBoxx $ Investment Grade Corporate Bond ETF	$ 402,800
1,445	iShares JP Morgan USD Emerging Markets Bond ETF	159,456
5,635	PowerShares Emerging Markets Sovereign Debt Portfolio	159,470
6,190	SPDR Barclays Short Term High Yield Bond ETF	159,826
		1,279,578
	Equity Funds – 21.7%
21,681	First Trust North American Energy Infrastructure Fund	473,947
4,223	Global X MLP & Energy Infrastructure ETF	48,480
5,005	Global X MSCI Argentina ETF	96,697
3,170	iShares MSCI Chile Capped ETF	116,973
16,743	iShares MSCI EAFE ETF	956,527
3,866	iShares MSCI India ETF	104,846
13,281	iShares MSCI Malaysia ETF	118,334
2,631	iShares MSCI Philippines ETF	96,426
6,704	iShares MSCI Taiwan ETF	92,917
1,592	iShares MSCI Thailand Capped ETF	107,285
2,698	Market Vectors Vietnam ETF	37,772
42,237	Vanguard FTSE Emerging Markets ETF	1,460,555
		3,710,759
	Total Exchange Traded Funds (Cost $5,299,912)	5,310,469
	Exchange Traded Notes – 3.5%
	Equity Funds – 3.5%
17,832	Credit Suisse X-Links Cushing MLP Infrastructure ETN	294,763
12,739	ETRACS Alerian MLP Infrastructure Index ETN	306,373
	Total Exchange Traded Notes (Cost $606,984)	601,136
	Hedge Funds – 5.3%
450,000	PHI Single Index Option Fund LP(c)	457,230
475,000	Semper Midas Fund LP(c)	455,624
	Total Hedge Funds (Cost $925,000)	912,854
	Private Equity – 2.9%
10	GPB Automotive Portfolio LP(c)	500,000
	Total Private Equity (Cost $500,000)	500,000
	Public Non-Traded Business Development Companies – 3.2%
23,217	CION(c)	199,552

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

03/31/2016 (Unaudited)

Number of Shares		Value
	PUBLIC NON-TRADED BUSINESS DEVELOPMENT COMPANIES (Continued)
22,462	Corporate Capital Trust, Inc.(c)	$ 200,582
18,605	HMS Income Fund, Inc.(c)	141,768
	Total Public Non-Traded Business Development Companies (Cost $580,020)	541,902
	Private Real Estate Investments – 3.5%
34,440	Cottonwood Residential, Inc.(c)	547,596
56	Shopoff Land Fund III LP(c)	50,680
	Total Private Real Estate Investments (Cost $531,520)	598,276
	Public Real Estate Investments – 10.2%
	Public NON-TRADED Real Estate Investment TRUSTS – 9.8%
94,965	Behringer Harvard Opportunity(c)	339,976
90,192	CNL Lifestyle Properties(c)	275,086
18,060	Dividend Capital Diversified(c)	134,009
136,771	Inventrust Properties Corp.(c)	547,086
89,819	KBS REIT(c)	353,887
2,000	Phillips Edison Grocery Center(c)	20,400
		1,670,444
	Public NON-Traded Real Estate LIMITED PARTNERSHIP – 0.1%
1,000	Uniprop Manufactured Housing Communities Income Fund II(c)	12,340
	Publicly Traded Real Estate Investment Trusts – 0.3%
4,037	Tier REIT, Inc.	54,257
	Total Public Real Estate Investments (Cost $1,378,360)	1,737,041
	Short-Term Investments – 8.4%
1,431,514	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.35% (d)	1,431,514
	Total Short-Term Investments (Cost $1,431,514)	1,431,514
	Total Investments – 98.3% (Cost $16,389,897)	16,780,410
	Other assets less liabilities – 1.7%	291,862
	Total Net Assets –100.0%	$ 17,072,272

ADR – American Depositary Receipt
ETF – Exchange Traded Fund
ETN – Exchange Traded Note
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

(a) Non-income Producing
(b) 144A Restricted Security
(c) Illiquid Security. Total illiquid securities represent 24.81% of net assets as of March 31, 2016
(d) Represents annualized 7-day yield as of March 31, 2016

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments March 31, 2016 (Unaudited)

Organization - Wildermuth Endowment Strategy Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013, and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as in income-producing assets that the Adviser believes will provide consistent income generation and liquidity.

The Fund is engaged in a continuous offering, up to a maximum of 25 million shares of beneficial interest, and will operate as an interval fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”).

Investment Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser and the fair value team using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Investments in Private Funds, Non-Traded REITs (“Non-Traded Funds”) and BDCs will be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Adviser, acting under the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a premium or discount.

There is no single standard for determining fair value of a security. Rather, the Adviser’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated net asset values of the Non-Traded Funds’ assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Adviser, acting under the Board’s supervision and pursuant to policies implemented by the Board, may consider several factors, including, but not limited to: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other accounts managed by the Adviser and the method used to price the security in those accounts; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. As part of its due diligence of Non-Traded Fund investments, the Adviser will attempt to obtain current information on an ongoing basis from market sources, asset managers and/or issuers to value all fair valued securities. However, it is anticipated that portfolio holdings and other value information of the Non-Traded Funds could be available on no more than a quarterly basis. Based on its review of all relevant information, the Adviser may conclude in certain circumstances that the information provided by the asset manager and/or issuer of a Non-Traded Fund does not represent the fair value of the Fund’s investment in such security. Private Funds that invest primarily in publicly traded securities are more easily valued because the values of their underlying investments are based on market quotations.

Accounting policies generally accepted in the United States of America (“GAAP”) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. ASU 2015-07 became effective for interim and annual reporting periods beginning after December 15, 2015, and as such, the period ended March 31, 2016 is the first period for which the Fund is subject to the update. Under the modifications, certain investments valued at net asset value are no longer included in the fair value hierarchy. The value of these investments is $1,454,756 and are excluded from the fair value hierarchy as of March 31, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of March 31, 2016:

	Fair Value Measurements at the End of the Reporting Period Using

			Level 2	Level 3
	Practical	Level 1	Other Significant	Significant
Investment in Securities	Expedient**	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Security Type
Common Stock*	$ -	$ 5,147,218	$ -	$ -	$ 5,147,218
Exchange Traded Funds*	-	5,310,469	-	-	5,310,469
Exchange Traded Notes	-	601,136	-	-	601,136
Hedge Funds	912,854	-	-	-	912,854
Private Equity	-	-	-	500,000	500,000
Public Non-Traded Business Development Companies	541,902	-	-	-	541,902
Private Real Estate Investments	-	-	-	598,278	598,276
Public Real Estate Investments*	-	54,257	-	1,682,784	1,737,041
Short Term Investments	-	1,431,514	-	-	1,431,514
Total	$ 1,454,756	$ 12,544,594	$ -	$ 2,781,060	$ 16,780,410

*All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.
**Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

For the period ended March 31, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance	Transfers into Level 3	Transfers out of Level 3			Net realized	Prior Year	Change in net	Ending balance
	January 1, 2016	during the period	during the period	Purchases	(Sales)	gain	Tax Adjustment	unrealized gain	March 31, 2016
Wildermuth Endowment Strategy Fund
Private Equity	$ 500,000	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ 500,000
Private Real Estate Investments	580,712							17,564	598,276
Public Real Estate Investments	1,609,645			103,275	(8,150)	2,181		(24,167)	1,682,784
	$ 2,690,357	$ -	$ -	$ 103,275	$ (8,150)	$ 2,181	$ -	$ (6,603)	$ 2,781,060

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31, 2016:

Type of Level 3 Investment	Fair Value as of March 31, 2016	Valuation Technique	Unobservable Inputs

Private Equity	$ 500,000	Private Transaction Value	Private financial information

Private Real Estate Investments	$ 598,276	Private Transaction Value	Private financial information

Public Real Estate Investments	$ 1,682,784	Current Value Method	Not Applicable*

*Financial information is not prepared in accordance with GAAP or ASC Topic 946

Federal Income Tax Information

At December 31, 2015, gross unrealized appreciation/depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$ 14,509,784

Gross unrealized appreciation	$ 618,801
Gross unrealized depreciation	(625,525)

Net unrealized depreciation on investments	$ (6,724)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing difference in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Strategy Fund

By:       /s/ Daniel Wildermuth

Daniel Wildermuth

Trustee, Chairman of the Board, President and Chief Executive Officer

Date:     May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Daniel Wildermuth

Daniel Wildermuth

Trustee, Chairman of the Board, President and Chief Executive Officer

(Principal Executive Officer)

Date:     May 27, 2016

By:       /s/ Gerard Scarpati

Gerard Scarpati

Treasurer and Chief Financial Officer

(Principal Financial Officer)

Date:     May 27, 2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)